OTHER LONG-TERM LIABILITIES (Narrative) (Details) - vessel	1 Months Ended	6 Months Ended
	Oct. 31, 2015	Jun. 30, 2017	Dec. 31, 2013
Other Long-term Liabilities [Line Items]
Number of offshore supply vessels		5
Term of lease or charter	15 years	5 years
Deep Sea Supply BTG [Member]
Other Long-term Liabilities [Line Items]
Number of offshore supply vessels			5